Commitments and contingencies (Details Narrative) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Commitments And Contingencies
Capital commitments	$ 0
Contingent liabilities	0
Contingent assets	$ 0